(2) Significant Accounting Policies: Research and Development Costs (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Research and Development Costs

Research and Development Costs

All expenditures for research and development are charged to expense as incurred. These expenditures in 2012 and 2011 were for the development of SecureAlert’s TrackerPAL® and ReliAlert device and associated services. For the fiscal years ended September 30, 2012 and 2011, research and development expenses were $1,248,654 and $1,453,994, respectively.